S000028704 [Member] Expense Example, No Redemption - Variable Portfolio - Conservative Portfolio	Dec. 31, 2025 USD ($)
Variable Portfolio - Conservative Portfolio Class 4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 91
Expense Example, No Redemption, 3 Years	286
Expense Example, No Redemption, 5 Years	497
Expense Example, No Redemption, 10 Years	1,107
Variable Portfolio - Conservative Portfolio Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	286
Expense Example, No Redemption, 5 Years	497
Expense Example, No Redemption, 10 Years	1,107
Variable Portfolio - Conservative Portfolio Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	207
Expense Example, No Redemption, 5 Years	361
Expense Example, No Redemption, 10 Years	$ 809